Mergers, Acquisitions and Investment	12 Months Ended
Sep. 30, 2018
Business Combinations [Abstract]
Mergers, Acquisitions and Investment
Note 2.	Mergers, Acquisitions and Investment

We account for acquisitions in accordance with ASC 805, “Business Combinations”. The estimated fair values of all assets acquired and liabilities assumed in acquisitions are provisional and may be revised as a result of additional information obtained during the measurement period of up to one year from the acquisition date. No changes in fiscal 2018 to our fiscal 2017 provisional fair value estimates of assets and liabilities assumed in acquisitions have been significant.

Schlüter Acquisition

On September 4, 2018, we completed the Schlüter Acquisition to further enhance our pharmaceutical and automotive platform and expand our geographical footprint in Europe to better serve our customers. In connection with the Schlüter Acquisition, we paid cash of $51.4 million. The purchase consideration included the assumption of $7.5 million of debt. We have included the financial results of the acquired operations in our Consumer Packaging segment since the date of the acquisition.

The preliminary allocation of consideration primarily included $9.1 million of customer relationship intangible assets, $23.8 million of goodwill, $27.5 million of property, plant and equipment and $21.5 million of liabilities including deferred taxes and the aforementioned debt. We are amortizing the customer relationship intangibles over 10.5 years based on a straight-line basis because the amortization pattern was not reliably determinable. The fair value assigned to goodwill is primarily attributable to buyer-specific synergies expected to arise after the acquisition (e.g., enhanced reach of the combined organization and other synergies), and the assembled work force, as well as due to establishing deferred taxes for the difference between book and tax basis of the assets and liabilities acquired. The goodwill and intangibles are not amortizable for income tax purposes. We are in the process of reviewing the estimated fair values of all assets acquired and liabilities assumed, including, among other things, obtaining final third-party valuations of certain tangible and intangible assets, as well as the fair value of certain contracts and the determination of certain tax balances; thus, the allocation of the purchase price is preliminary and subject to revision.

Plymouth Packaging Acquisition

On January 5, 2018, we completed the Plymouth Packaging Acquisition to further enhance our platform and drive differentiation and innovation. Plymouth’s “Box on Demand” systems are located on customers’ sites under multi-year exclusive agreements and use fanfold corrugated to produce custom, on-demand corrugated packaging that is accurately sized for any product type according to the customers’ specifications. We have fully integrated the approximately 60,000 tons of containerboard used by Plymouth annually. The estimated purchase price of $201.9 million, net of cash received of $3.1 million, is subject to an estimated payment of $25.1 million consisting of a deferred payment and a tax make-whole payment related to stepping up the assets for tax purposes. We expect the payment to be made in the first quarter of fiscal 2019. We have included the financial results of the acquired assets in our Corrugated Packaging segment since the date of the acquisition.

The preliminary allocation of consideration primarily included $61.9 million of customer relationship intangible assets, $58.7 million of goodwill, $35.2 million of property, plant and equipment, $26.2 million of other long-term assets consisting of assets leased to customers and equity method investments, and $12.6 million of liabilities. We are amortizing the customer relationship intangibles over 13.0 years based on a straight-line basis because the amortization pattern was not reliably determinable. The fair value assigned to goodwill is primarily attributable to buyer-specific synergies expected to arise after the acquisition (e.g., enhanced reach of the combined organization and other synergies), and the assembled work force, as well as due to establishing deferred taxes for the difference between book and tax basis of the assets and liabilities acquired. The goodwill and intangibles are amortizable for income tax purposes. We are in the process of reviewing the estimated fair values of all assets acquired and liabilities assumed, including, among other things, obtaining final third-party valuations of certain tangible and intangible assets, as well as the fair value of certain contracts and the determination of certain tax balances; thus, the allocation of the purchase price is preliminary and subject to revision.

Grupo Gondi Investment

On April 1, 2016, we completed the formation of a joint venture with Grupo Gondi in Mexico. We contributed $175.0 million in cash and the stock of an entity that owns three corrugated packaging facilities in Mexico in return for a 25.0% ownership interest in the joint venture together with future put and call rights. The investment was valued at approximately $0.3 billion. The majority equity holders manage the joint venture and we provide technical and commercial resources and supply certain paperboard to the joint venture. We believe the joint venture is helping to grow our presence in the attractive Mexican market. The joint venture operates paper machines, corrugated packaging and high graphic folding carton facilities across various production sites. As a result of the transaction, we recorded a pre-tax non-cash gain of $12.1 million included in “Other income, net” on our consolidated statements of operations in fiscal 2016. We have included the financial results of the joint venture in our Corrugated Packaging segment since the date of the formation, and are accounting for the investment under the equity method. On October 20, 2017, we increased our ownership interest in Grupo Gondi from 27.0% to 32.3% through a $108 million capital contribution, which followed the joint venture entity having a stock redemption from a minority partner in April 2017 that increased our ownership interest to approximately 27.0%. The October 2017 capital contribution is being used to support the joint venture’s capital expansion plans, which include a containerboard mill and several converting plants. The agreement governing our investment in Grupo Gondi continues to include future put and call rights with respect to the respective parties’ ownership interest in the joint venture.

Hannapak Acquisition

On August 1, 2017, we completed the Hannapak Acquisition in a stock purchase. Hanna Group is one of Australia’s leading providers of folding cartons to a variety of markets, including beverage, food, confectionery, and healthcare. We expect this acquisition will build on our established and growing packaging business in the region. The purchase consideration for the Hannapak Acquisition was $61.4 million, net of cash received of $0.6 million. We have included the financial results of the acquired operations since the date of the acquisition in our Consumer Packaging segment.

The allocation of consideration primarily included $22.2 million of customer relationship intangible assets, $25.3 million of goodwill, $9.8 million of property, plant and equipment and $13.9 million of liabilities including deferred taxes. We are amortizing the customer relationship intangibles over 13 years based on a straight-line basis because the amortization pattern was not reliably determinable. The fair value assigned to goodwill is primarily attributable to buyer-specific synergies expected to arise after the acquisition (e.g., enhanced reach of the combined organization and other synergies), and the assembled work force, as well as due to establishing deferred taxes for the difference between book and tax basis of the assets and liabilities acquired. The goodwill and intangibles are not amortizable for income tax purposes.

Island Container Acquisition

On July 17, 2017, we completed the Island Container Acquisition in an asset purchase. The assets acquired include a corrugator and corrugated converting operations located in Wheatley Heights, New York, and certain related fulfillment assets located in Saddle Brook, New Jersey. We have substantially completed the integration of the 80,000 tons of containerboard used by Island annually. The purchase consideration for the Island Container Acquisition was $84.7 million, including a working capital settlement of $1.2 million paid in fiscal 2018. We have included the financial results of the acquired assets since the date of the acquisition in our Corrugated Packaging segment.

The allocation of consideration primarily included $43.0 million of customer relationship intangible assets, $27.2 million of goodwill, $5.4 million of property, plant and equipment and $0.8 million of liabilities. We are amortizing the customer relationship intangibles over 8.5 years based on a straight-line basis because the amortization pattern was not reliably determinable. The fair value assigned to goodwill is primarily attributable to buyer-specific synergies expected to arise after the acquisition (e.g., enhanced reach of the combined organization and other synergies), and the assembled work force. The goodwill and intangibles are amortizable for income tax purposes.

U.S. Corrugated Acquisition

On June 9, 2017, we completed the U.S. Corrugated Acquisition in a stock purchase. We acquired five corrugated converting facilities in Ohio, Pennsylvania and Louisiana that provide a comprehensive suite of products and services to customers in a variety of end markets, including food & beverage, pharmaceuticals and consumer electronics. At the time of the transaction, we expected the acquisition to provide us the opportunity to increase the vertical integration of our Corrugated Packaging segment by approximately 105,000 tons of containerboard annually through the acquired facilities and another 50,000 tons under a long-term supply contract with another company owned by the seller, and we have since completed the integration of these tons.

The purchase consideration was $193.7 million, net of cash received of $1.4 million and a $3.4 million working capital settlement received in fiscal 2018. The consideration included the issuance of 2.4 million shares of Common Stock valued at $136.1 million. We have included the financial results of U.S. Corrugated since the date of the acquisition in our Corrugated Packaging segment.

The allocation of consideration primarily included $77.8 million of customer relationship intangible assets, $110.5 million of goodwill, $30.0 million of property, plant and equipment and $55.5 million of liabilities, including deferred income taxes. We are amortizing the customer relationship intangibles over 7.5 years based on a straight-line basis because the amortization pattern was not reliably determinable. The fair value assigned to goodwill is primarily attributable to buyer-specific synergies expected to arise after the acquisition (e.g., enhanced reach of the combined organization and other synergies), and the assembled work force, as well as due to establishing deferred taxes for the difference between book and tax basis of the assets and liabilities acquired. The goodwill and intangibles are not amortizable for income tax purposes.

MPS Acquisition

On June 6, 2017, we completed the MPS Acquisition in a stock purchase. MPS is a global provider of print-based specialty packaging solutions and its differentiated product offering includes premium folding cartons, inserts, labels and rigid packaging. We acquired the outstanding shares of MPS for $18.00 per share in cash and the assumption of debt. We believe the acquisition will increase our annual paperboard consumption by approximately 225,000 tons. We are well underway, and we currently expect approximately 100,000 tons to be supplied by us by the first half of fiscal 2019.

In connection with the MPS Acquisition, we paid cash of $1,351.1 million, net of cash received of $47.5 million. The purchase consideration included the assumption of $929.1 million of debt and $1.9 million related to MPS equity awards that were replaced with WestRock equity awards with identical terms for the pre-acquisition service. The amount related to post-acquisition service is being expensed over the remaining service period of the awards. See “Note 20. Share-Based Compensation” for additional information on the converted awards. We have included the financial results of MPS since the date of the acquisition in our Consumer Packaging segment.

The allocation of consideration primarily included $1,026.4 million of intangible assets, $900.9 million of goodwill, $469.9 million of property, plant and equipment and $1,561.6 million of liabilities and noncontrolling interests, including debt and deferred income taxes. The fair value assigned to goodwill is primarily attributable to buyer-specific synergies expected to arise after the acquisition (e.g., enhanced reach of the combined organization and other synergies), the assembled work force, as well as due to establishing deferred taxes for the difference between book and tax basis of the assets and liabilities acquired. The goodwill and intangibles are not amortizable for income tax purposes.

The following table summarizes the weighted average life and the allocation to intangible assets recognized in the MPS Acquisition, excluding goodwill (in millions):

	Weighted Avg. Life	Amounts Recognized as of the Acquisition Date
Customer relationships	14.6	$1,008.7
Trademarks and tradenames	3.0	15.2
Photo library	10.0	2.5
Total	14.4	$1,026.4

None of the intangibles has significant residual value. We are amortizing the customer relationship intangibles over estimated useful lives ranging from 13 to 16 years based on a straight-line basis because the amortization pattern was not reliably determinable.

Star Pizza Acquisition

On March 13, 2017, we completed the Star Pizza Acquisition. The transaction provided us with a leadership position in the fast growing small-run pizza box market and increases our vertical integration. The purchase price was $34.6 million, net of a $0.7 million working capital settlement. We have fully integrated the approximately 22,000 tons of containerboard used by Star Pizza annually. We have included the financial results of the acquired assets since the date of the acquisition in our Corrugated Packaging segment.

The purchase price allocation for the acquisition primarily included $24.8 million of customer relationship intangible assets and $2.2 million of goodwill. We are amortizing the customer relationship intangibles over 10 years based on a straight-line basis because the amortization pattern was not reliably determinable. The fair value assigned to goodwill is primarily attributable to buyer-specific synergies expected to arise after the acquisition (e.g., enhanced reach of the combined organization and other synergies), and the assembled work force. The goodwill and intangibles are amortizable for income tax purposes.

Packaging Acquisition

On January 19, 2016, we completed the Packaging Acquisition. The entities acquired provide value-added folding carton and litho-laminated display packaging solutions. The purchase price was $94.1 million, net of cash received of $1.7 million, a working capital settlement and a $3.5 million escrow receipt in the first quarter of fiscal 2017. The transaction is subject to an election under Section 338(h)(10) of the Code that increases the U.S. tax basis in the acquired U.S. entities. We believe the transaction has provided us with attractive and complementary customers, markets and facilities. We have included the financial results of the acquired entities since the date of the acquisition in our Consumer Packaging segment.

The purchase price allocation for the acquisition primarily included $55.0 million of property, plant and equipment, $10.5 million of customer relationship intangible assets, $9.3 million of goodwill and $25.8 million of liabilities, including $1.3 million of debt. We are amortizing the customer relationship intangibles over estimated useful lives ranging from 9 to 15 years based on a straight-line basis because the amortization pattern was not reliably determinable. The fair value assigned to goodwill is primarily attributable to buyer-specific synergies expected to arise after the acquisition (e.g., enhanced reach of the combined organization and other synergies), and the assembled work force. The goodwill and intangibles of the U.S. entities are amortizable for income tax purposes.

SP Fiber

On October 1, 2015, we completed the SP Fiber Acquisition in a stock purchase. The transaction included the acquisition of mills located in Dublin, GA and Newberg, OR, which produce lightweight recycled containerboard and kraft and bag paper. The Newberg mill also produced newsprint. As part of the transaction, we also acquired SP Fiber's 48% interest in GPS. GPS is a joint venture providing steam to the Dublin mill and electricity to Georgia Power. The purchase price was $278.8 million, net of cash received of $9.2 million and a working capital settlement. In addition, we paid $36.5 million for debt owed by GPS and thereby own the majority of the debt issued by GPS.

The Dublin mill has helped balance the fiber mix of our mill system, including our ability to serve the increasing demand for lighter weight containerboard, and the addition of kraft and bag paper has diversified our product offering. Subsequent to the transaction, we announced the permanent closure of the Newberg mill due to the decline in market conditions of the newsprint business and our need to balance supply and demand in our containerboard system. We determined GPS should be consolidated as a variable interest entity under ASC 810 “Consolidation”. Our evaluation concluded that WestRock is the primary beneficiary of GPS as WestRock has both the power and benefits as defined by ASC 810. We have included the financial results of SP Fiber and GPS since the date of the acquisition in our Corrugated Packaging segment.

The purchase price allocation for the acquisition primarily included $324.8 million of property, plant and equipment, $13.5 million of customer relationship intangible assets, $57.3 million of goodwill, and $150.3 million of liabilities and noncontrolling interests, including $13.7 million of debt primarily owed by GPS to third parties. We are amortizing the customer relationship intangibles over 20 years based on a straight-line basis because the amortization pattern was not reliably determinable. The fair value assigned to goodwill is primarily attributable to buyer-specific synergies expected to arise after the acquisition (e.g., enhanced reach of the combined organization and other synergies), the assembled work force of SP Fiber as well as due to establishing deferred taxes for the difference between the book to tax basis of the assets and liabilities acquired. The goodwill and intangibles are not amortizable for income tax purposes.